Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Total gains/ losses [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial assets at fair value through other comprehensive income [Abstract]
of which gain (loss) recognized in other comprehensive income	€ 17	€ 32
Financial assets held at fair value:
of which effect of exchange rate changes	112	254
Financial liabilities held at fair value:
of which effect of exchange rate changes	€ 11	€ 39